Note 4 - Inventories (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30,	September 30,
	2022	2021
Finished Goods	$9,063	$249,571
Goods-in-process	1,405,785	844,194
Total	$1,414,848	$1,093,765